Organization and Business Operations	8 Months Ended
Mar. 31, 2011
Organization and Business Operations
Organization and Business Operations

NOTE 1 – ORGANIZATION AND BUSINESS OPERATIONS

Organization

The Company was incorporated on July 28, 2010 (Inception) under the laws of the State of Nevada, as Sport Tech Enterprises, Inc. On October 1, 2010, we acquired our wholly-owned subsidiary, SquareRoot, Inc (“SquareRoot”) Incorporated in the state of Nevada. SquareRoot was formed to design, manufacture, and distribute water sport sporting goods. Prior to the acquisition of SquareRoot, Inc., Sport Tech Enterprises, Inc. had minimal assets and minimal operations. Sport Tech Enterprises, Inc. is a holding company with minimal assets and operations apart from its wholly-owned subsidiary.

The Company has not commenced significant operations and, in accordance with ASC Topic 915, the Company is considered a development stage company.

Nature of operations

The Company is developing and marketing sporting goods products with a focus on surfing, boogie boarding and snowboarding.